Submission	Feb. 17, 2026
Submission [Line Items]
Central Index Key	0002015691
Registrant Name	Elong Power Holding Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A